Related Parties Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026
Chief Executive Officer [Member] | Related Party [Member]
Related Parties Transactions [Line Items]
Monthly retainer amount		$ 15
Stock Options [Member]
Related Parties Transactions [Line Items]
Granted stock options		722,628
Weighted average exercise price		$ 1.81
Fair value of the stock options		$ 647
Recognized over a vesting period		1-4-year vesting period
Stock Options [Member] | Related Party [Member]
Related Parties Transactions [Line Items]
Granted stock options		572,628
Stock Options [Member] | Board of Directors [Member]
Related Parties Transactions [Line Items]
Granted stock options	175,000	572,628
Weighted average exercise price	$ 2	$ 1.76
Stock Options [Member] | Executive Officer [Member]
Related Parties Transactions [Line Items]
Granted stock options		572,628
Weighted average exercise price		$ 1.76
RSU [Member]
Related Parties Transactions [Line Items]
Granted stock options		773,929
Fair value of the stock options		$ 1,353
Recognized over a vesting period		1-4-years vesting period
RSU [Member] | Board Members [Member]
Related Parties Transactions [Line Items]
Granted stock options	85,000	773,929
RSU [Member] | Executive Officer [Member]
Related Parties Transactions [Line Items]
Granted stock options	85,000	773,929